Label	Element	Value
Direxion Daily Homebuilders & Supplies Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST Supplement dated March 17, 2020 to the Summary Prospectuses and Prospectus for each 3X series of the Direxion Shares ETF Trust (the “Trust”)
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Homebuilders & Supplies Bear 3X Shares
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, the following risk is added to the Summary Prospectuses and summary section of the Prospectus for each series of the Trust:

Market Disruption Risk– Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain short exposure to securities, and the Fund’s sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its NAV) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to NAV and bid-ask spreads in the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund’s Index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

For more information, please contact the Funds at (833) 547-4417.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.